Pixelpin Acquisition and Patent Approvals (Details) - USD ($)	Mar. 13, 2021	Feb. 23, 2021	Jun. 30, 2022	Jun. 01, 2022	Dec. 31, 2021	Dec. 31, 2020
Asset Acquisition [Line Items]
Received refund for VAT taxes			$ 62,789		$ 68,798	$ 39,752
PixelPin
Asset Acquisition [Line Items]
Cash consideration for asset purchase of software intellectual property	$ 91,754	$ 91,754
Asset acquisition as percentage of fair value of net assets acquired	100.00%	100.00%
Received refund for VAT taxes				$ 13,000
Assets value after VAT refund adjustment				$ 78,000